Other Liabilities And Provisions (Tables)	12 Months Ended
Dec. 31, 2013
Other Liabilities And Provisions [Line Items]
Schedule Of Other Liabilities And Provisions

As at December 31	2013	2012

The Bow Office Building (See Note 8)	$1,631	$1,674
Asset under Construction - Production Field Centre (See Note 8)	-	612
Capital Lease Obligations (See Note 8)	544	69
Unrecognized Tax Benefits (See Note 6)	133	134
Pensions and Other Post-Employment Benefits (See Note 19)	110	165
Other	102	18
	$2,520	$2,672

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]

	2014	2015	2016	2017	2018	Thereafter	Total

Expected future lease payments	$106	$93	$93	$94	$94	$315	$795
Less amounts representing interest	40	32	28	25	20	40	185
Present value of expected
future lease payments	$66	$61	$65	$69	$74	$275	$610

Bow Office Building [Member]
Other Liabilities And Provisions [Line Items]
Schedule Of Expected Future Payments And Sublease Recoveries

(undiscounted)	2014	2015	2016	2017	2018	Thereafter	Total

Expected future lease payments	$87	$87	$88	$89	$90	$1,893	$2,334
Sublease recoveries	$(43)	$(43)	$(44)	$(44)	$(44)	$(939)	$(1,157)